Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders	$ 915	$ 915
Incremental shares attributable to dilutive effect of conversion of preferred convertible stock (in shares)	26,221,126	26,221,126
Incremental shares attributable to dilutive effect of conversion of warrants (in shares)	443,366	14,300
Changes in value of warrants' liability	$ (6)	$ (2)
Basic Earnings per Share [Abstract]
Net income	22,131	38,501
Deemed contribution from the preferred stockholders in relation to the redemption of Series B preferred shares	2,436	0
Dividends on preferred stock	(915)	(915)
Net income attributable to common stockholders	$ 23,652	$ 37,586
Weighted average number of common shares, basic (in shares)	12,432,158	12,432,158
Earnings per common share, basic (in dollars per share)	$ 1.9	$ 3.02
Diluted Earnings per Share [Abstract]
Net income	$ 22,131	$ 38,501
Deemed contribution from the preferred stockholders in relation to the redemption of Series B preferred shares	2,436	0
Dividends on preferred stock	(915)	(915)
Changes in value of warrants' liability	(6)	(2)
Net income attributable to common stockholders	$ 24,535	$ 38,473
Weighted average number of common shares, basic (in shares)	12,432,158	12,432,158
Effect of dilutive shares (in shares)	26,664,492	26,235,426
Weighted average number of common shares, diluted (in shares)	39,096,650	38,667,584
Earnings per common share, diluted (in dollars per share)	$ 0.63	$ 1
Series B Preferred Shares [Member]
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders	$ 26	$ 26
Basic Earnings per Share [Abstract]
Dividends on preferred stock	(26)	(26)
Diluted Earnings per Share [Abstract]
Dividends on preferred stock	$ (26)	$ (26)